Right-of-use assets and lease liabilities - Operating leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Right-of-use assets for long-term operating leases
Beginning balance	$ 27,000	$ 1,954,000
Additions	920,000	25,000
Modification of operating lease		(43,000)
Amortization	(56,000)	(1,934,000)	$ (3,685,000)
Effect of foreign currency exchange differences	(26,000)	25,000
Ending balance	865,000	27,000	1,954,000
General and administrative expenses for long-term operating lease	262,000	1,934,000	3,762,000
Charge recognized in relation to short-term lease	2,457,000	$ 786,000	$ 291,000
Future minimum payments under non-cancellable short-term operating leases in 2020	$ 45,000
Discount rate related to operating lease (as a percent)	5.40%	5.40%	5.40%
Weighted average remaining lease term (in years)	3 years	9 months 18 days	1 year
Cash payments in respect of operating lease	$ 2,792,000	$ 2,003,000	$ 3,797,000
Minimum
Right-of-use assets and lease liabilities
Operating lease, term of contract	1 year
Maximum
Right-of-use assets and lease liabilities
Operating lease, term of contract	3 years